Leases - Maturities of lease liabilities under ASC 842 (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Leases
Lease payments for leases with lease term less than one year	¥ 368
2026	2,207
2027	1,836
2028	274
2029 and thereafter	1,295
Total minimum lease payments	5,612
Less: interest	(1,249)
Present value of lease obligations	¥ 4,363	$ 624	¥ 4,674